INCOME AND EXPENSES ITEMS - Summary of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Gain on disposal of property, plant, and equipment	$ 152	$ 824	$ 39
Rental income	61	264	323
Other operating income – others	380	277	71
Other operating income	$ 593	$ 1,365	$ 433